PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 96.0% of Net Assets

	ABS Car Loan – 2.9%
$235,216	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	$233,488
3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	3,123,732
757,512	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	753,593
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,745,313
475,035	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	474,477
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,442,433
152,318	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	151,578
278,605	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	275,772
141,865	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	141,629
248,750	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	248,711
251,360	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	250,736
425,853	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	424,207
264,965	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	262,573
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	584,236
17,819	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	17,820
209,938	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	208,622
398,994	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	394,923
1,064,197	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,054,531
223,235	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	222,421
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	709,291
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035, 144A	4,310,865
94,228	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	94,262
217,460	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	216,393
385,408	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	382,445
101,600	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	101,645

		25,825,696

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – 1.3%
$564,683	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	$556,469
233,155	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	229,969
228,877	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	228,325
1,677,326	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	1,627,904
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,633,109
493,038	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	490,141
462,364	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	433,643
778,450	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	730,264
949,023	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	920,077

		11,849,901

	ABS Student Loan – 1.0%
1,890,137	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	1,801,814
587,329	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	557,127
1,850,892	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	1,680,512
4,253,894	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	3,805,657
1,125,460	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	1,038,708
20,386	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 2.574%, 1/25/2039, 144A(a)	20,326

		8,904,144

	Agency Commercial Mortgage-Backed Securities – 33.2%
4,022,629	Federal Home Loan Mortgage Corp., Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,725,972
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,418,709
3,864,074	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	3,870,846
70,335	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.858%, 11/25/2022(a)	70,261
17,838	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	17,767
3,493,349	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 1.522%, 1/25/2027(a)	3,504,073
9,360,490	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	9,410,346

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$4,566,360	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.899%, 1/25/2028(a)	$4,533,611
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	7,915,592
7,823,334	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	7,824,948
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,497,020
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,550,005
19,154,449	FHLMC Multifamily Structured Pass Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	17,606,763
597,725	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	596,968
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,784,750
18,395,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF123, Class AS, 30-day Average SOFR + 0.200%, 0.919%, 9/25/2028(a)	18,254,094
369,563	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 1.770%, 1/25/2023(a)	369,575
1,625,894	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 1.510%, 10/25/2025(a)	1,618,419
8,191,729	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 1.620%, 10/25/2026(a)	8,160,516
6,641,717	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 1.252%, 1/25/2027(a)	6,616,423
8,756,471	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 1.820%, 2/25/2027(a)	8,778,967
11,517,004	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 1.619%, 2/25/2027(a)	11,549,435
27,020,797	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 1.920%, 3/25/2030(a)	26,785,527
27,020,797	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.719%, 3/25/2030(a)	27,149,883
4,219,359	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 1.590%, 5/25/2030(a)	4,216,568
3,893,456	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 1.299%, 5/25/2030(a)	3,887,764
6,640,865	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 1.560%, 6/25/2030(a)	6,612,673
3,731,246	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 1.229%, 6/25/2030(a)	3,707,316
1,554,289	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 1.480%, 6/25/2027(a)	1,551,000
1,165,717	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 1.119%, 6/25/2027(a)	1,160,617
958,001	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 1.420%, 7/25/2030(a)	951,901
805,938	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 1.039%, 7/25/2030(a)	801,411
621,522	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 1.420%, 8/25/2030(a)	617,748

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$1,656,833	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 1.049%, 8/25/2030(a)	$1,645,363
1,093,093	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 1.410%, 8/25/2027(a)	1,087,216
976,101	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 1.039%, 8/25/2027(a)	970,550
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,317,151
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	7,527,203
433,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	422,935
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 1.770%, 8/25/2029(a)	8,499,331
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 1.460%, 4/25/2030(a)	2,835,943
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 1.089%, 4/25/2030(a)	3,119,383
1,625,928	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 1.510%, 10/25/2045(a)	1,617,558
5,200,000	FNMA, 3.580%, 1/01/2026	5,231,408
15,292,859	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-107, Class AS, 30-day Average SOFR + 0.250%, 0.969%, 3/25/2028(a)	15,154,893
9,395,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-F121, Class AS, 30-day Average SOFR + 0.180%, 0.899%, 8/25/2028(a)	9,268,396
698,248	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 1.400%, 10/25/2027(a)	693,174
838,349	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 1.029%, 10/25/2027(a)	835,199
4,520,630	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.969%, 12/25/2030(a)	4,461,775
1,595,593	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q015, Class A, 30-day Average SOFR + 0.200%, 1.148%, 8/25/2024(a)	1,608,677
101,211	Government National Mortgage Association, Series 2003-72, Class Z, 5.302%, 11/16/2045(b)	102,707

		295,516,330

	Collateralized Mortgage Obligations – 13.0%
3,586	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 2.720%, 5/15/2023(a)(c)(d)	3,469
3,814	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 2.220%, 8/15/2023(a)(c)(d)	3,681
58,190	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	58,484
447,998	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)(d)	466,938
644,896	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035(c)(d)	670,963

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$215,313	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	$216,520
674,959	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.554%, 6/15/2048(b)(e)	645,443
605,702	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.870%, 12/15/2036(b)(e)	608,335
98,978	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100% 3.424%, 6/15/2043(a)(c)(d)	93,698
453	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT - 0.050%, 3.390%, 9/25/2022(a)(c)(d)	439
5,848	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 2.370%, 4/25/2024(a)(c)(d)	5,633
5,954	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.062%, 8/25/2042(b)(c)(d)	5,754
636,582	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	670,311
66,231	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	66,338
313,760	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.001%, 7/25/2037(a)(c)(d)	304,949
623,414	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.407%, 8/25/2038(b)	607,009
1,197,110	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 2.074%, 6/25/2042(a)	1,195,282
1,399,298	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 2.174%, 6/25/2042(a)	1,408,203
3,213,075	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 2.134%, 8/25/2042(a)	3,216,619
1,840,298	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 2.624%, 7/25/2043(a)	1,731,953
3,493,345	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 2.024%, 2/25/2045(a)	3,472,619
5,881,194	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 1.300%, 6/25/2050(a)	5,802,515
5,444	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.478%, 3/25/2044(b)(c)(d)	4,950
287,523	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.676%, 10/25/2044(a)(c)(d)	293,950
1,058,657	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 1.795%, 2/20/2035(a)	1,054,912
789,310	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 2.115%, 10/20/2037(a)(c)(d)	788,310
259,913	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 2.745%, 11/20/2059(a)(c)(d)	259,702
741,138	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.133%, 10/20/2060(a)	733,590
600,159	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 1.153%, 10/20/2060(a)	593,641
373,648	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 1.183%, 12/20/2060(a)	369,846
36,853	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 1.353%, 9/20/2061(a)	36,602
470,094	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 1.253%, 2/20/2061(a)	465,924

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$29,372	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 1.403%, 2/20/2061(a)	$29,211
28,902	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	27,359
27,512	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)(d)	26,947
2,423,261	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 1.845%, 9/20/2038(a)	2,418,977
101	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 1.253%, 5/20/2062(a)(c)(d)	97
380,205	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 1.323%, 8/20/2062(a)	378,254
1,316,029	Government National Mortgage Association, Series 2012-H20, Class PT, 2.383%, 7/20/2062(b)	1,312,428
18,510	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 1.303%, 10/20/2062(a)(c)(d)	17,799
28,276	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 1.303%, 12/20/2062(a)(c)(d)	27,182
1,220,366	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 1.153%, 3/20/2063(a)	1,210,123
1,155,944	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 1.203%, 3/20/2063(a)	1,145,531
162,050	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 1.273%, 5/20/2063(a)	160,709
4,483,953	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.615%, 4/20/2063(a)	4,469,617
3,311,935	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.938%, 7/20/2064(a)	3,279,222
2,668,810	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 1.303%, 7/20/2064(a)	2,640,344
1,949,252	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 1.273%, 2/20/2065(a)	1,929,594
3,415	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.103%, 4/20/2061(a)(c)(d)	3,285
6,574	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	6,090
243,266	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 1.283%, 4/20/2065(a)	240,657
3,908,205	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	3,819,807
3,083	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 1.053%, 4/20/2065(a)(c)(d)	2,958
2,287,991	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.033%, 5/20/2065(a)	2,261,354
62,283	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 1.103%, 7/20/2065(a)(c)(d)	61,416
3,515	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 1.503%, 10/20/2065(a)(c)(d)	3,396
3,020	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 1.483%, 8/20/2061(a)(c)(d)	2,909
3,631,419	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.723%, 2/20/2066(a)	3,620,721
1,062,336	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 1.353%, 9/20/2066(a)	1,053,700

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,403,495	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 1.553%, 2/20/2067(a)	$2,389,228
34,161	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.003%, 10/20/2064(a)(c)(d)	33,776
4,940,512	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.327%, 6/20/2068(a)	4,824,405
117,954	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 1.153%, 9/20/2068(a)	116,593
7,101,612	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 1.223%, 9/20/2068(a)	6,969,029
6,358,177	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	6,217,641
2,411,191	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 2.480%, 8/20/2069(a)	2,409,531
2,064,804	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 1.462%, 4/20/2048(a)	2,021,040
3,862,069	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 1.512%, 5/20/2046(a)	3,748,721
3,885,256	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 1.403%, 1/20/2070(a)	3,848,519
4,478,686	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 1.303%, 6/20/2069(a)	4,424,855
8,744,173	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 1.453%, 4/20/2070(a)	8,738,332
9,367,604	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 1.203%, 5/20/2070(a)	9,355,997
3,967,982	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.710%, 1/20/2070(a)	3,990,901

		115,094,837

	Hybrid ARMs – 2.5%
493,787	FHLMC, 12-month LIBOR + 1.764%, 2.013%, 9/01/2035(a)	505,446
82,637	FHLMC, 12-month LIBOR + 1.697%, 2.040%, 11/01/2038(a)	81,944
43,958	FHLMC, 12-month LIBOR + 1.740%, 2.044%, 12/01/2037(a)	43,709
154,477	FHLMC, 12-month LIBOR + 1.730%, 2.113%, 4/01/2037(a)	157,825
329,714	FHLMC, 1-year CMT + 2.220%, 2.220%, 7/01/2033(a)	328,228
161,379	FHLMC, 12-month LIBOR + 1.935%, 2.244%, 12/01/2034(a)	161,425
1,686,203	FHLMC, 12-month LIBOR + 1.840%, 2.254%, 1/01/2046(a)	1,702,679
320,372	FHLMC, 1-year CMT + 2.247%, 2.298%, 9/01/2038(a)	331,211
100,963	FHLMC, 1-year CMT + 2.213%, 2.362%, 9/01/2038(a)	100,254
488,366	FHLMC, 1-year CMT + 2.285%, 2.431%, 2/01/2036(a)	504,219
1,401,159	FHLMC, 1-year CMT + 2.251%, 2.442%, 3/01/2037(a)	1,446,543

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – continued
$152,523	FHLMC, 12-month LIBOR + 1.903%, 2.453%, 4/01/2037(a)	$152,593
836,349	FHLMC, 1-year CMT + 2.260%, 2.475%, 2/01/2036(a)	859,314
87,919	FHLMC, 1-year CMT + 2.250%, 2.497%, 2/01/2035(a)	90,235
316,416	FHLMC, 1-year CMT + 2.245%, 2.531%, 3/01/2036(a)	325,143
66,771	FHLMC, 1-year CMT + 2.470%, 2.595%, 9/01/2038(a)	66,011
246,984	FHLMC, 6-month LIBOR + 1.776%, 2.670%, 6/01/2037(a)	244,280
99,267	FHLMC, 12-month LIBOR + 1.774%, 2.709%, 3/01/2038(a)	99,477
84,889	FHLMC, 12-month LIBOR + 1.784%, 2.880%, 11/01/2038(a)	84,785
248,705	FHLMC, 1-year CMT + 2.165%, 2.890%, 4/01/2036(a)	247,775
662,621	FHLMC, 12-month LIBOR + 1.896%, 3.261%, 9/01/2041(a)	684,742
21,045	FNMA, 6-month LIBOR + 1.460%, 1.786%, 2/01/2037(a)	21,319
89,419	FNMA, 12-month LIBOR + 1.554%, 1.804%, 8/01/2035(a)	88,933
398,480	FNMA, 12-month LIBOR + 1.564%, 1.852%, 9/01/2037(a)	405,809
173,700	FNMA, 12-month LIBOR + 1.607%, 1.857%, 10/01/2033(a)	176,762
221,004	FNMA, 12-month LIBOR + 1.639%, 1.889%, 8/01/2038(a)	220,681
313,343	FNMA, 12-month LIBOR + 1.669%, 1.919%, 7/01/2038(a)	314,742
300,494	FNMA, 12-month LIBOR + 1.678%, 1.928%, 8/01/2034(a)	298,960
484,556	FNMA, 12-month LIBOR + 1.567%, 2.049%, 7/01/2035(a)	495,243
829,956	FNMA, 12-month LIBOR + 1.800%, 2.050%, 10/01/2041(a)	848,539
115,787	FNMA, 12-month LIBOR + 1.800%, 2.050%, 12/01/2041(a)	115,039
94,720	FNMA, 12-month LIBOR + 1.727%, 2.056%, 11/01/2035(a)	97,414
42,309	FNMA, 12-month LIBOR + 1.754%, 2.089%, 1/01/2037(a)	42,148
53,163	FNMA, 1-year CMT + 2.145%, 2.145%, 9/01/2036(a)	53,585
183,572	FNMA, 12-month LIBOR + 1.734%, 2.177%, 2/01/2037(a)	183,738
745,919	FNMA, 12-month LIBOR + 1.546%, 2.202%, 4/01/2037(a)	761,387
303,199	FNMA, 6-month LIBOR + 1.543%, 2.210%, 7/01/2035(a)	310,104
916,096	FNMA, 1-year CMT + 2.188%, 2.219%, 11/01/2033(a)	947,349

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – continued
$252,308	FNMA, 1-year CMT + 2.223%, 2.223%, 8/01/2035(a)	$251,185
179,177	FNMA, 1-year CMT + 2.149%, 2.255%, 9/01/2034(a)	185,854
171,367	FNMA, 1-year CMT + 2.185%, 2.259%, 12/01/2034(a)	170,317
435,715	FNMA, 1-year CMT + 2.270%, 2.270%, 6/01/2037(a)	459,879
141,838	FNMA, 12-month LIBOR + 1.674%, 2.273%, 11/01/2036(a)	146,448
662,628	FNMA, 12-month LIBOR + 1.713%, 2.289%, 9/01/2037(a)	681,132
314,706	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(a)	319,848
165,846	FNMA, 1-year CMT + 2.287%, 2.351%, 10/01/2033(a)	165,047
54,323	FNMA, 1-year CMT + 2.440%, 2.440%, 8/01/2033(a)	54,282
720,023	FNMA, 12-month LIBOR + 1.820%, 2.445%, 2/01/2047(a)	739,634
1,015,798	FNMA, 1-year CMT + 2.226%, 2.454%, 4/01/2034(a)	1,046,599
902,276	FNMA, 1-year CMT + 2.170%, 2.485%, 12/01/2040(a)	929,687
1,572,517	FNMA, 1-year CMT + 2.206%, 2.486%, 10/01/2034(a)	1,622,406
623,527	FNMA, 12-month LIBOR + 1.771%, 2.495%, 3/01/2037(a)	639,357
201,657	FNMA, 1-year CMT + 2.287%, 2.518%, 6/01/2033(a)	201,380
107,205	FNMA, 12-month LIBOR + 1.800%, 2.544%, 3/01/2034(a)	109,517
110,096	FNMA, 1-year CMT + 2.199%, 2.554%, 4/01/2034(a)	109,058
255,626	FNMA, 1-year CMT + 2.145%, 2.560%, 6/01/2036(a)	259,886
26,100	FNMA, 12-month LIBOR + 1.805%, 2.586%, 7/01/2041(a)	25,977
146,380	FNMA, 1-year CMT + 2.482%, 2.607%, 5/01/2035(a)	152,122
82,761	FNMA, 12-month LIBOR + 1.565%, 2.707%, 4/01/2037(a)	82,383
282,885	FNMA, 6-month LIBOR + 2.032%, 2.810%, 7/01/2037(a)	289,620
126,791	FNMA, 1-year CMT + 2.500%, 3.005%, 8/01/2036(a)	132,578
48,244	FNMA, 1-year CMT + 2.211%, 3.211%, 4/01/2033(a)	48,194
62,993	FNMA, 12-month LIBOR + 2.473%, 4.223%, 6/01/2035(a)	62,935

		22,484,915

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – 1.7%
$18,401	FHLMC, 3.000%, 10/01/2026	$18,357
137,961	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	139,644
41,594	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	42,369
3,985	FHLMC, 5.500%, 10/01/2023	4,006
123,670	FHLMC, 6.500%, 12/01/2034	132,436
45	FHLMC, 7.500%, 6/01/2026	47
82,053	FNMA, 3.000%, 3/01/2042	78,333
620,194	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	651,900
214,165	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	222,374
10,656	FNMA, 6.000%, with various maturities in 2022(f)	10,674
140,155	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	148,115
31,357	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	32,532
1,496,061	GNMA, 1-month LIBOR + 1.746%, 2.235%, 2/20/2061(a)	1,514,674
1,114,930	GNMA, 1-month LIBOR + 1.890%, 2.335%, 2/20/2063(a)	1,131,068
925,650	GNMA, 1-month LIBOR + 2.154%, 2.595%, 3/20/2063(a)	940,512
559,054	GNMA, 1-month LIBOR + 2.200%, 2.653%, 5/20/2065(a)	573,258
567,334	GNMA, 1-month LIBOR + 2.241%, 2.684%, 6/20/2065(a)	585,069
529,559	GNMA, 1-month LIBOR + 2.335%, 2.782%, 2/20/2063(a)	540,838
55,308	GNMA, 4.007%, 12/20/2062(b)	55,293
24,946	GNMA, 4.140%, 12/20/2061(b)	24,965
13,896	GNMA, 4.317%, 8/20/2061(b)	13,936
164,618	GNMA, 4.434%, 7/20/2063(b)	164,776
2,513,667	GNMA, 4.483%, 10/20/2065(b)	2,546,897
1,189,281	GNMA, 4.597%, 2/20/2066(b)	1,202,558
1,897,056	GNMA, 4.613%, 3/20/2064(b)	1,911,027
187,173	GNMA, 4.617%, with various maturities from 2062 to 2064(b)(f)	188,910
6,999	GNMA, 4.620%, 2/20/2062(b)	6,714

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$49,786	GNMA, 4.630%, with various maturities from 2062 to 2063(b)(f)	$49,078
1,557,040	GNMA, 4.677%, 11/20/2063(b)	1,570,725
752,091	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	755,846
2,189	GNMA, 4.861%, 4/20/2061(b)	2,171
5,714	GNMA, 6.000%, 12/15/2031	6,246
25,382	GNMA, 6.500%, 5/15/2031	27,322
23,459	GNMA, 7.000%, 10/15/2028	24,410

		15,317,080

	Non-Agency Commercial Mortgage-Backed Securities – 3.2%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,423,966
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 3.464%, 10/15/2037, 144A(a)	3,842,980
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 2.859%, 12/15/2023, 144A(a)	1,746,602
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1-month Term SOFR + 3.000%, 4.279%, 5/15/2039, 144A(a)	4,649,986
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,261,277
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,479,437
3,122,448	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	3,094,565
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 2.470%, 10/15/2043, 144A(a)	2,479,634
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,348,928
938,287	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	936,647
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month Term SOFR + 1.550%, 2.829%, 2/15/2039, 144A(a)	3,141,162
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 2.795%, 11/15/2027, 144A(a)	2,328,419

		28,733,603

	Treasuries – 37.2%
8,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	8,094,125
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	11,941,181
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	12,397,556
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,626,422
65,670,000	U.S. Treasury Note, 0.375%, 12/31/2025	59,849,483

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	$22,445,993
11,585,000	U.S. Treasury Note, 0.500%, 2/28/2026	10,559,094
13,225,000	U.S. Treasury Note, 0.750%, 3/31/2026	12,146,853
67,095,000	U.S. Treasury Note, 0.750%, 8/31/2026	61,072,176
25,460,000	U.S. Treasury Note, 0.875%, 9/30/2026	23,252,141
21,410,000	U.S. Treasury Note, 1.250%, 12/31/2026	19,789,196
8,920,000	U.S. Treasury Note, 1.875%, 2/28/2027	8,467,031
5,050,000	U.S. Treasury Note, 2.625%, 5/31/2027	4,954,523
7,310,000	U.S. Treasury Note, 2.750%, 5/15/2025	7,254,033
3,860,000	U.S. Treasury Note, 2.750%, 4/30/2027	3,807,830
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	9,909,114
48,410,000	U.S. Treasury Note, 3.000%, 6/30/2024	48,434,583

		331,001,334

	Total Bonds and Notes (Identified Cost $891,412,743)	854,727,840

Short-Term Investments – 4.3%
5,770,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $5,770,429 on 7/01/2022 collateralized by $6,798,000 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $5,885,813 including accrued interest(g)	5,770,373
32,100,000	U.S. Treasury Bills, 0.913%-0.963%, 7/12/2022(h)(i)	32,090,584

	Total Short-Term Investments (Identified Cost $37,861,141)	37,860,957

	Total Investments – 100.3% (Identified Cost $929,273,884)	892,588,797
	Other assets less liabilities – (0.3)%	(2,559,375)

	Net Assets – 100.0%	$890,029,422

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(c)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $4,127,303 or 0.5% of net assets.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)

Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $54,708,988 or 6.1% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

CMT	Constant Maturity Treasury

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LIBOR	London Interbank Offered Rate

MTA	Monthly Treasury Average Interest

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$110,967,534	$4,127,303	(a)	$115,094,837
All Other Bonds and Notes*	—	739,633,003	—		739,633,003

Total Bonds and Notes	$—	$850,600,537	$4,127,303		$854,727,840

Short-Term Investments	—	37,860,957	—		37,860,957

Total	$—	$888,461,494	$4,127,303		$892,588,797

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or June 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments still Held at June 30, 2022
Bonds and Notes Collateralized Mortgage Obligations	$4,629,151	$—	$(73,081)	$(180,350)	$267	$(1,231,743)	$983,059	$—	$4,127,303	$(189,283)

Debt securities valued at $983,059 were transferred from Level 2 to Level 3 during the period ended June 30, 2022. At September 30, 2021, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2022, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	37.2%
Agency Commercial Mortgage-Backed Securities	33.2
Collateralized Mortgage Obligations	13.0
Non-Agency Commercial Mortgage-Backed Securities	3.2
ABS Car Loan	2.9
Hybrid ARMs	2.5
Other Investments, less than 2% each	4.0
Short-Term Investments	4.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%